Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net Loss	$ (1,613,299)	$ (1,531,095)
Adjustments to reconcile net loss to net cash (used) by operating activities:
Stock-Based Compensation	449,729	995,500
Acquisition of Net Assets	(212)	0
Amortization of Disount on Note Payable	234,932	0
Amortization of Intangible Assets	48,220	0
Changes in assets and liabilities:
Accounts Receivable	6,800	(39,800)
Inventory	(317)	10,035
Prepaid Expense	10,326	(14,778)
Escrow	1,782	50,877
Licensing Agreement	1,000	0
Accounts Payable	339,402	38,560
Net Cash Used by Operating Activities	(521,637)	(490,701)
Cash Flows from Investing Activities:
Cash Paid in Conjunction with Licensing Agreement	0	(1,000)
Net Cash Used by Investing Activities	0	(1,000)
Cash Flows from Financing Activities:
Cash Received from Convertible Note Payable	500,000	0
Cash received from issuance of Common Stock	0	179,953
Cash paid for offering costs	0	(109,230)
Net Cash Provided by Financing Activities	500,000	70,723
Net Decrease in Cash and Cash Equivalents	(21,637)	(420,978)
Cash and Cash Equivalents at beginning of period	60,863	481,841
Cash and Cash Equivalents at end of period	39,226	60,863
Supplemental Information:
Interest paid during the period	56,797	12
Taxes paid during the period	$ 0	$ 0
Supplemental Schedule of Noncash Investing and Financing Activities:
Fair value of shares issued in acquisition of subsidiary	495,000	0
Fair value of intangible assets received in acquisition of subsidiary	$ 495,212	$ 0